Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$165,859,101.82	0.7087996	$131,070,629.16	0.5601309	$34,788,472.66
Class A-2 Notes	$365,000,000.00	1.0000000	$365,000,000.00	1.0000000	$-
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$1,071,699,101.82	0.9402189	$1,036,910,629.16	0.9096984	$34,788,472.66

Weighted Avg. Coupon (WAC)	3.36%		3.35%
Weighted Avg. Remaining Maturity (WARM)	58.62		57.66
Pool Receivables Balance	$1,129,961,681.70		$1,095,941,551.60
Remaining Number of Receivables	60,982		60,125

Adjusted Pool Balance	$1,086,676,250.84		$1,054,137,433.50

III. COLLECTIONS

Principal:
Principal Collections					$33,706,356.89
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$147,937.55
Total Principal Collections					$33,854,294.44

Interest:
Interest Collections					$2,958,115.57
Late Fees & Other Charges					$31,889.92
Interest on Repurchase Principal					$-
Total Interest Collections					$2,990,005.49

Collection Account Interest					$759.00
Reserve Account Interest					$325.52
Servicer Advances					$-

Total Collections					$36,845,384.45

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$36,845,384.45
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$36,845,384.45
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$941,634.73	$-	$941,634.73	$941,634.73
Collection Account Interest					$759.00
Late Fees & Other Charges					$31,889.92
Total due to Servicer					$974,283.65

2. Class A Noteholders Interest:
Class A-1 Notes		$26,721.74		$26,721.74
Class A-2 Notes		$139,916.67		$139,916.67
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$523,217.41		$523,217.41	$523,217.41

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$35,212,606.39

9. Regular Principal Distribution Amount:					$34,788,472.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$34,788,472.66
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,788,472.66		$34,788,472.66
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$34,788,472.66		$34,788,472.66

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					424,133.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$43,285,430.86
Beginning Period Amount	$43,285,430.86
Current Period Amortization	$1,481,312.76
Ending Period Required Amount	$41,804,118.10
Ending Period Amount	$41,804,118.10
Next Distribution Date Required Amount	$40,347,387.34

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$14,977,149.02	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.30%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.38%	1.63%	1.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.54%	59,847	99.43%	$1,089,656,538.03
30 - 60 Days	0.38%	228	0.47%	$5,177,580.87
61 - 90 Days	0.06%	38	0.08%	$837,439.73
91 + Days	0.02%	12	0.02%	$269,992.97
		60,125		$1,095,941,551.60
Total
Delinquent Receivables 61 + days past due	0.08%	50	0.10%	$1,107,432.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.05%	29	0.06%	$638,376.11
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.07%		0.08%

Repossession in Current Period		21		$459,137.68
Repossession Inventory		23		$399,785.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$313,773.21
Recoveries				$(147,937.55)
Net Charge-offs for Current Period				$165,835.66

Beginning Pool Balance for Current Period				$1,129,961,681.70

Net Loss Ratio				0.18%
Net Loss Ratio for 1st Preceding Collection Period				0.08%
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.13%

Cumulative Net Losses for All Periods				$247,230.49
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$2,674,965.80
Number of Extensions				105

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